Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SWAP [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of hedging instrument	SWAP
Description of hedging instrument	Exchange rate
Description of hedged item	Unsecured liabilities (bonds)
Fair value of hedged item	$ (9,530,240)	$ (18,892,399)
Type of risks hedged	Cash flow
Forward [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of hedging instrument	FORWARD
Description of hedging instrument	Exchange rate
Description of hedged item	Revenues
Fair value of hedged item	$ (51,297,502)	$ (26,763,187)
Type of risks hedged	Cash flow